Demonstration plant	6 Months Ended
Dec. 31, 2024
Demonstration plant
Demonstration Plant
10.
Demonstration Plant

The Company operates an industrial scale DLE demonstration plant (the "Demonstration Plant") at the Lanxess Project location. The Demonstration Plant operation costs are comprised of the following:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Personnel	$1,346	$4,197
Reagents	47	439
Repairs and maintenance	56	277
Supplies	174	1,063
Test work	69	1,128
Office trailer	87	81
Other	59	139
Total costs	$1,838	$7,324